Other current and non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Other Current Liabilities
As of December 31, 2023 and 2022, other current liabilities included the following:

(In $ millions)	December 31, 2023	December 31, 2022

Accrued expenses	117	124
Employee withheld taxes, social security and vacation payments	54	47
Taxes payable	33	29
Contract liabilities	31	19
Unfavorable drilling contracts	30	24
Accrued interest expense	21	4
Other liabilities	50	59
Total other current liabilities	336	306

Other non-current liabilities
As of December 31, 2023 and 2022, other non-current liabilities included the following:

(In $ millions)	December 31, 2023	December 31, 2022

Uncertain tax positions	170	85
Contract liabilities	33	42
Unfavorable drilling contracts	22	46
Other liabilities	4	17
Total other non-current liabilities	229	190

Movement in unfavorable drilling contracts
The following tables summarize the movement in unfavorable drilling contracts and management services contracts for the year ended December 31, 2023, the period from January 1, 2022 through February 22, 2022 (Predecessor) and from February 23, 2022 through December 31, 2022 (Successor):

(In $ millions)	Gross Carrying Amount	Accumulated amortization	Net carrying amount
As at January 1, 2023	85	(15)	70
Aquadrill acquisition	49	—	49
Amortization	—	(67)	(67)
As at December 31, 2023	134	(82)	52

(In $ millions)	Gross Carrying Amount	Accumulated amortization	Net carrying amount
As at January 1, 2022 (Predecessor)	66	(60)	6
Balance before reorganization and fresh start adjustments	66	(60)	6
Fresh Start accounting	19	60	79
As at February 22, 2022 (Predecessor)	85	—	85
As at February 23, 2022 (Successor)	85	—	85
Amortization	—	(15)	(15)
As at December 31, 2022 (Successor)	85	(15)	70

Amounts relating to unfavorable contracts that is expected to be amortized
The table below shows the amounts relating to unfavorable contracts that is expected to be amortized over the following periods:

	Period ended December 31
(In $ millions)	2024	2025	2026	Total
Amortization of unfavorable contracts	30	19	3	52